Equity - Schedule of changes in retained earnings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [Line Items]
Retained earnings, opening balance	€ 35,462	€ 32,149
Dividend and other distributions	(3,390)	(2,382)	€ (3)
Employee stock options and share plans	27	29	22
Retained earings, closing balance	41,538	35,462	32,149
Retained earnings
Disclosure of equity [Line Items]
Retained earnings, opening balance	35,462	32,149	29,866
Transfer to/from other reserves	(8)	26	108
Result for the year	11,965	5,760	2,156
Dividend and other distributions	(3,349)	(2,342)
Employee stock options and share plans	15	12	11
Changes in composition of the group and other changes	(1,984)	(143)	6
Retained earings, closing balance	41,538	35,462	€ 32,149
Retained earnings | Impact IAS 29 on opening balance
Disclosure of equity [Line Items]
Retained earnings, opening balance	€ (563)
Retained earings, closing balance		€ (563)